Employee Plans (Schedule Of Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, net periodic benefit cost	5.68%		6.11%		6.75%
Rate of compensation increase, net periodic benefit cost
Expected long-term rate of return on assets, net periodic benefit cost	8.75%	[1]	8.75%	[1]	8.75%	[1]
Discount rate, benefit obligations	4.96%		5.68%		6.11%
Rate of compensation increase, benefit obligations
Expected long-term rate of return on plan assets for 2012	8.00%
International Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, net periodic benefit cost	5.32%		5.30%		6.42%
Rate of compensation increase, net periodic benefit cost	2.93%		3.04%		2.88%
Expected long-term rate of return on assets, net periodic benefit cost	6.57%	[1]	6.63%	[1]	6.57%	[1]
Discount rate, benefit obligations	4.65%		5.32%		5.30%
Rate of compensation increase, benefit obligations	2.66%		2.93%		3.04%
Other Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate, net periodic benefit cost	6.42%		6.62%		7.02%
Expected long-term rate of return on assets, net periodic benefit cost	6.75%		6.75%		6.75%
Discount rate, benefit obligations	5.84%		6.42%		6.62%

[1]	For 2012, the company has assumed that the expected long-term rate of return on plan assets for its U.S. defined benefit pension plan will be 8.00%.